Note 18 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest rate swaps, effective portion			$ (20,418)
Interest rate swaps, effective portion	$ 1,999	$ 8,828
Reclassification to Interest and finance costs, effective portion	11,393	20,237	31,800
Reclassification to Interest and finance costs, ineffective portion			0
Total, effective portion	13,392	29,065	11,382
Total, ineffective portion			(60)
Interest Rate Swap [Member]
Interest rate swaps, ineffective portion			$ (60)